Tax (Tables)	12 Months Ended
Dec. 31, 2025
Major components of tax expense (income) [abstract]
Disclosure of components of income tax

	2025	2024	2023
	£m	£m	£m
Current tax charge/(credit)
Current year	1,905	1,633	1,359
Adjustments in respect of prior years	(131)	26	(181)
	1,774	1,659	1,178
Deferred tax charge/(credit)
Current year	58	128	(95)
Adjustments in respect of prior years	94	(35)	151
	152	93	56
Tax charge	1,926	1,752	1,234

Disclosure of reconciliation between the actual tax charge and the corporate tax rate	The table below shows the reconciliation between the actual tax charge and the tax charge that would result from applying the standard UK corporation tax rate to the Group’s profit before tax.

	2025	2025	2024	2024	2023	2023
	£m	%	£m	%	£m	%
Profit before tax	9,139		8,108		6,557
Tax charge based on the applicable UK corporation tax rate of 25% (2024: 25%; 2023: 23.5% )	2,285	25.0%	2,027	25.0%	1,541	23.5%
Impact of profits/losses earned in territories with different statutory rates to the UK (weighted average tax rate is 24% (2024: 23.8%; 2023: 23.6% ))	(93)	(1.0%)	(97)	(1.2%)	4	0.1%

Recurring items:
Non-creditable taxes, including withholding taxes	148	1.6%	105	1.3%	130	2.0%
Impact of UK bank levy being non-deductible	57	0.6%	56	0.7%	42	0.6%
Non-deductible expenses	53	0.6%	61	0.8%	65	1.0%
Changes in recognition of deferred tax and effect of unrecognised tax losses	49	0.5%	69	0.8%	(58)	(0.9%)
Other items, including banking surcharge[1]	(8)	(0.1%)	91	1.1%	49	0.8%
Adjustments in respect of prior years	(37)	(0.4%)	(9)	(0.1%)	(30)	(0.5%)
Non-taxable gains and income	(87)	(1.0%)	(125)	(1.5%)	(65)	(1.0%)
Tax relief on holdings of inflation-linked government bonds	(221)	(2.4%)	(186)	(2.3%)	(214)	(3.3%)
Tax relief on payments made under AT1 instruments	(244)	(2.7%)	(241)	(3.0%)	(222)	(3.4%)

Non-recurring items:
Non-deductible impairments and losses on divestments	13	0.1%	—	—	—	—
Non-deductible provisions for investigations and litigation	11	0.1%	(1)	(0.0%)	—	—
Non-deductible provisions for UK customer redress	—	—	2	0.0%	(8)	(0.1%)
Total tax charge	1,926	21.1%	1,752	21.6%	1,234	18.8%
Note:
1Banking surcharge includes the impact of the 3% UK banking  surcharge rate on profits/losses and tax adjustments relating to UK banking entities.

Disclosure of deferred tax assets and liabilities	The deferred tax amounts on the balance sheet were as follows:

	2025	2024
	£m	£m
UK Tax Group	3,408	4,451
US Intermediate Holding Company Tax Group ('IHC Tax Group')	1,005	1,162
Barclays Bank PLC's US Branch Tax Group	255	270
Other (outside the UK and US tax groups)	324	438
Deferred tax asset	4,992	6,321
Deferred tax liability	(13)	(18)
Net deferred tax	4,979	6,303

Disclosure of movements on deferred tax assets and liabilities during the year before offsetting

	Fixed asset timing differences	Fair value through other comprehensive income	Cash flow hedges	Retirement benefit obligations	Loan impairment allowance	Own credit	Share-based payments and deferred compensation	Other temporary differences	Tax losses carried forward	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Assets	1,435	765	1,223	43	499	394	534	1,203	1,534	7,630
Liabilities	(117)	—	(13)	(897)	—	—	—	(300)	—	(1,327)
As at 1 January 2025	1,318	765	1,210	(854)	499	394	534	903	1,534	6,303
Income statement	104	—	—	8	(181)	—	46	287	(416)	(152)
Other comprehensive income and reserves	—	(297)	(874)	(11)	—	(28)	168	—	—	(1,042)
Other movements	(13)	—	—	(5)	(32)	—	(17)	(42)	(21)	(130)
	1,409	468	336	(862)	286	366	731	1,148	1,097	4,979
Assets	1,507	468	336	52	286	366	731	1,306	1,097	6,149
Liabilities	(98)	—	—	(914)	—	—	—	(158)	—	(1,170)
As at 31 December 2025	1,409	468	336	(862)	286	366	731	1,148	1,097	4,979

Assets	1,277	571	1,477	38	628	85	449	1,146	1,748	7,419
Liabilities	(124)	—	—	(1,014)	—	—	—	(343)	—	(1,481)
As at 1 January 2024	1,153	571	1,477	(976)	628	85	449	803	1,748	5,938
Income statement	159	—	—	4	(110)	1	(34)	101	(214)	(93)
Other comprehensive income and reserves	—	194	(269)	118	—	308	110	1	—	462
Other movements	6	—	2	—	(19)	—	9	(2)	—	(4)
	1,318	765	1,210	(854)	499	394	534	903	1,534	6,303
Assets	1,435	765	1,223	43	499	394	534	1,203	1,534	7,630
Liabilities	(117)	—	(13)	(897)	—	—	—	(300)	—	(1,327)
As at 31 December 2024	1,318	765	1,210	(854)	499	394	534	903	1,534	6,303